Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit for the year	$ 23,565,399	$ 25,541,703	$ 7,031,340
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for available for sale investments			4,514,533
Net change in fair value reserve during the year for bonds at fair value through other comprehensive income	4,208,620	(2,706,303)
Currency translation differences	(37,856)	(25,723)	93,529
Changes in allowance for expected credit losses transferred to income statement	(22,764)	29,903
Other comprehensive income which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the year for equities at fair value through other comprehensive income	(865,646)	(3,897,678)
Other comprehensive income (loss) for the year	3,282,354	(6,599,801)	4,608,062
Total comprehensive income for the year	$ 26,847,753	$ 18,941,902	$ 11,639,402